UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas 5th Floor New York, NY			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, 5th Floor New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	6/30/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2006 Semi-Annual Report

June 30, 2006

Morgan Stanley

Emerging Markets Fund, Inc.

Morgan Stanley

Investment Management Inc.
Investment Adviser

Morgan Stanley Emerging Markets Fund, Inc.

Letter to Stockholders	Overview (unaudited)

Performance

For the six months ended June 30, 2006, the Morgan Stanley Emerging Markets Fund, Inc. (the “Fund”) had total returns, based on net asset value and market value per share of 9.22%, net of fees and 9.77%, respectively, compared to 7.16% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Net Index (the “Index”). On June 30, 2006, the closing price of the Fund’s shares on the New York Stock Exchange was $23.00, representing an 11.1% discount to the Fund’s net asset value per share.

Factors Affecting Performance

•      In the six months ending June 30, 2006, emerging markets equities advanced strongly but gains were offset by increased volatility in the final months of the reporting period.

•      Emerging markets began 2006 surging more than 11% in the first quarter, outperforming major developed markets. Favorable valuations relative to the developed world and stronger underlying economies enticed investors. Appetite for emerging markets equities reached record highs in April with year-to-date inflows surpassing levels greater than the whole of 2005.

•      The period in review, however, did not end without some renewed volatility. After reaching new highs, the emerging markets — along with other global markets — sold off in May as global risk aversion spiked due to concerns about slowing global growth and rising inflation and interest rates in the U.S. Tumbling from a new high on May 8th emerging markets were down an average of 15% during the global sell-off.

•      Nevertheless, similar to past corrections, the asset class rebounded strongly off its low as the global markets stabilized. We attribute the recovery to the fact that emerging market economies have become more resilient to external shocks thanks to the adoption of better macro-economic fundamentals, stronger fiscal performance and the de-leveraging of corporate balance sheets.

•      During the six month period, the Fund outperformed the Index. Overall country allocation contributed favorably to performance. Russia added most to relative returns as both country and stock decisions added value. Within Russia, our focus on domestic oriented sectors was another key driver to relative returns. Underweight positions in the underperforming markets of Israel, Egypt and South Korea were the next largest positive contributors.

•      However, the Fund’s overweight to Turkey and South Africa mitigated overall gains as each country struggled during the recent market correction.

Management Strategies

•      The recent sell-off was not driven by past triggers such as political scandal, debt default or even devaluation, but by markets anticipating a change in liquidity conditions and the subsequent rise in global risk aversion. However, given structural improvements in emerging markets we do not believe the recent market sell-off is the beginning of a sustained correction. As we mentioned above, emerging market economies have become more resilient to external shocks.

•      During the recent market correction, we continued to consolidate positions within those domestic oriented sectors with strong secular growth prospects as we believe these stocks will preserve their value in an environment of increasing volatility and slowing global growth. We financed these by increasing the Fund’s underweight to certain cyclical investment themes where earnings visibility and fundamentals are expected to weaken. We increased the Fund’s position in the Czech Republic based on an improving macro-economic outlook and what we believe are attractive bottom up opportunities. The country’s balance of payments position continued to improve while foreign direct investor inflows were expected to remain supportive. In Turkey we continued to trim the Fund’s overweight position, given near-term concerns about rising inflation and interest rates.

•      We continue to focus on countries where gross domestic product growth, fiscal policy and reform agendas remain strong and on companies with strong management and earnings visibility. At the close of the period, the Fund’s key overweight positions were in Russia, Mexico and South Africa, while South Korea, Taiwan, Israel and Malaysia remained the Fund’s largest underweight positions.

Sincerely,

Ronald E. Robison

President and Principal Executive Officer

July 2006

Morgan Stanley Emerging Markets Fund, Inc.
Investment Advisory
Agreement Approval	June 30, 2006 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement”). The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that theFund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund is a closed-end fund and, therefore, that the Fund’s assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Morgan Stanley Emerging Markets Fund, Inc.
Investment Advisory
Agreement Approval (cont’d)	June 30, 2006 (unaudited)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Fund shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the sales commissions were competitive with those of other broker-dealers, the float benefits were relatively small, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its stockholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments	June 30, 2006 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (97.4%)
(Unless Otherwise Noted)
Austria (0.7%)
Commercial Banks
Raiffeisen International Bank Holding AG	38,429	$3,338
Brazil (12.2%)
Airlines
Tam SA ADR	(a)107,510	2,924
Commercial Banks
Banco Itau Holding Financeira SA (Preference)	85,141	2,471
Banco Itau Holding Financeira SA ADR	173,102	5,048
Banco Nacional SA (Preference)	(a)(f)61,598,720	@—
Investimentos Itau SA	2,381	9
Investimentos Itau SA (Preference)	521,935	2,094
Unibanco - Uniao de Bancos Brasileiros SA	51,431	684
Unibanco - Uniao de Bancos Brasileiros SA ADR	67,350	4,471
		14,777
Electric Utilities
CPFL Energia SA	110,210	1,349
CPFL Energia SA ADR	8,210	300
		1,649
Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	62,300	1,940
Independent Power Producers & Energy Traders
Tractebel Energia SA	200,300	1,592
Metals & Mining
CVRD ADR	429,784	8,845
CVRD, ‘A’ (Preference)	8,626	175
Gerdau SA (Preference)	106,150	1,578
Gerdau SA ADR	26,341	393
		10,991
Multiline Retail
Lojas Americanas SA (Preference)	(f)42,688,300	1,527
Oil, Gas & Consumable Fuels
Petrobras SA (Preference)	140,216	2,787
Petrobras SA ADR	45,363	4,051
Petrobras SA ADR (Preference)	124,775	9,962
		16,800
Personal Products
Natura Cosmeticos SA	152,300	1,558
Road & Rail
All America Latina Logistica SA	36,520	2,477
		56,235
Chile (0.6%)
Electric Utilities
Enersis SA ADR	234,820	2,642
China (7.1%)
Airlines
Air China Ltd., ‘H’	5,240,000	2,193
Commercial Banks
Bank of China Ltd.	(a)3,950,000	1,793
Bank of Communications Co., Ltd., ‘H’	(d)1,975,000	1,284
China Construction Bank, ‘H’	(d)3,775,000	1,725
		4,802
Computers & Peripherals
TPV Technology Ltd.	1,803,000	1,706
Food Products
Global Bio-Chem Technology Group Co., Ltd.	3,847,000	1,635
Health Care Equipment & Supplies
Moulin Global Eyecare Holdings Ltd.	(a)(b)(f)568,000	@—
Household Durables
Grande Holdings Ltd.	536,000	293
Independent Power Producers & Energy Traders
China Resources Power Holdings Co.	1,887,000	1,580
Insurance
China Life Insurance Co., Ltd.	1,001,000	1,579
PICC Property & Casualty Co., Ltd.	4,202,000	1,542
Ping An Insurance Group Co. of China Ltd., ‘H’	490,000	1,486
		4,607
Oil, Gas & Consumable Fuels
CNOOC Ltd.	2,302,000	1,838
PetroChina Co., Ltd., ‘H’	3,312,000	3,540
		5,378
Specialty Retail
GOME Electrical Appliances Holdings Ltd.	3,065,000	2,585
Real Estate
Shenzhen Investment Ltd.	4,521,000	1,222
Textiles, Apparel & Luxury Goods
Victory City International Holdings Ltd.	1,051,000	342

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments (cont’d)	June 30, 2006 (unaudited)

		Value
	Shares	(000)
China (cont’d)
Trading Companies & Distributors
Shougang Concord Century Holdings Ltd.	(a)719,000	$42
Wireless Telecommunication Services
China Mobile Hong Kong Ltd.	1,036,000	5,923
China Unicom Ltd.	492,000	440
		6,363
		32,748
Colombia (0.4%)
Commercial Banks
BanColombia SA ADR	72,870	1,756
Czech Republic (2.2%)
Commercial Banks
Komercni Banka AS	20,900	3,059
Electric Utilities
CEZ	107,900	3,639
Media
Central European Media Enterprises Ltd.	(a)57,000	3,602
		10,300
Hungary (0.6%)
Pharmaceuticals
Gedeon Richter Rt.	14,821	2,726
India (6.7%)
Automobiles
Hero Honda Motors Ltd.	40,100	691
Mahindra & Mahindra Ltd.	135,400	1,829
		2,520
Commercial Banks
HDFC Bank Ltd.	83,500	1,444
ICICI Bank Ltd. ADR	32,000	757
Punjab National Bank Ltd.	(b)91,500	680
UTI Bank Ltd.	149,000	867
		3,748
Construction & Engineering
Punj Lloyd Ltd.	(a)4,869	77
Construction Materials
Gujarat Ambuja Cements Ltd.	411,500	889
Diversified Telecommunication Services
Bharti Airtel Ltd.	(a)104,500	840
Electrical Equipment
ABB Ltd.	33,381	1,814
Bharat Heavy Electricals Ltd.	137,300	5,814
		7,628
Hotels, Restaurants & Leisure
Hotel Leela Venture Ltd.	126,000	725
Household Products
Hindustan Lever Ltd.	430,300	2,141
Industrial Conglomerates
Siemens India Ltd.	62,900	1,212
Information Technology Services
HCL Technologies Ltd.	108,000	1,184
Infosys Technologies Ltd.	29,908	2,000
Wipro Ltd.	101,000	1,126
		4,310
Metals & Mining
Hindalco Industries Ltd.	(a)178,000	678
Pharmaceuticals
Aventis Pharma Ltd.	26,000	824
Cipla Ltd.	246,950	1,159
Glenmark Pharmaceuticals Ltd.	115,000	753
		2,736
Road & Rail
Container Corp. of India Ltd.	31,635	989
Thrifts & Mortgage Finance
Housing Development Finance Corp., Ltd.	50,000	1,238
Tobacco
ITC Ltd. GDR (Registered)	140,500	541
ITC Ltd.	180,000	713
		1,254
		30,985
Indonesia (2.2%)
Automobiles
Astra International Tbk PT	841,600	886
Commercial Banks
Bank Central Asia Tbk PT	2,989,500	1,323
Bank Mandiri Persero Tbk PT	5,292,000	983
Bank Rakyat Indonesia Tbk PT	2,335,000	1,033
		3,339
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	5,199,500	4,126
Gas Utilities
Perusahaan Gas Negara Tbk PT	1,055,000	1,281
Machinery
United Tractors Tbk PT	1,121,500	654
		10,286

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments (cont’d)	June 30, 2006 (unaudited)

		Value
	Shares	(000)
Israel (0.0%)
Aerospace & Defense
Elbit Systems Ltd.	1	$ @—
Malaysia (0.4%)
Commercial Banks
Bumiputra-Commerce Holdings Bhd	471,000	763
Diversified Telecommunication Services
Telekom Malaysia Bhd	62,000	153
Electric Utilities
Tenaga Nasional Bhd	342,750	858
Real Estate
Bandar Raya Developments Bhd	729,000	250
		2,024
Mexico (9.6%)
Commercial Banks
Grupo Financiero Banorte SA de CV, ‘O’	1,063,700	2,467
Food & Staples Retailing
Wal-Mart de Mexico SA de CV, ‘V’	3,873,918	10,828
Wal-Mart de Mexico SA de CV, ADR	101,077	2,800
		13,628
Household Durables
Corp. GEO SA de CV, ‘B’	(a)545,900	1,809
Media
Grupo Televisa SA ADR	618,760	11,948
Wireless Telecommunication Services
America Movil SA de CV, ‘L’ ADR	434,131	14,439
		44,291
Morocco (1.1%)
Commercial Banks
Banque Marocaine du Commerce Exterieur	18,240	2,093
Diversified Telecommunication Services
Maroc Telecom	88,790	1,197
Industrial Conglomerates
ONA SA	12,454	1,895
		5,185
Pakistan (1.0%)
Chemicals
Fauji Fertilizer Co., Ltd.	347,400	698
Commercial Banks
National Bank of Pakistan	279,120	999
Diversified Telecommunication Services
Pakistan Telecommunication Co., Ltd.	1,180,800	796
Independent Power Producers & Energy Traders
HUB Power Co.	241,600	92
Oil, Gas & Consumable Fuels
Oil and Gas Development Co., Ltd.	476,000	1,081
Pakistan Petroleum Ltd.	175,900	619
Pakistan State Oil Co., Ltd.	92,900	477
		2,177
		4,762
Peru (0.4%)
Commercial Banks
Credicorp Ltd.	58,410	1,750
Poland (3.2%)
Commercial Banks
Bank Millennium SA	(a)786,318	1,485
Bank Pekao SA	71,017	4,246
Powszechna Kasa Oszczednosci Bank Polski SA	304,156	3,541
		9,272
Media
TVN SA	(a)131,953	3,987
Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen SA	81,843	1,365
		14,624
Russia (12.7%)
Beverages
Efes Breweries International N.V. GDR	(a)42,366	1,398
Commercial Banks
Sberbank RF	900	1,538
Sberbank RF GDR	(a)45,100	8,313
		9,851
Diversified Telecommunication Services
Comstar United Telesystems GDR	(d)39,500	235
Electric Utilities
Unified Energy System GDR	58,161	4,019
Food Products
Wimm-Bill-Dann Foods ADR	103,100	4,036
Media
CTC Media, Inc.	(a)110,700	2,021

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments (cont’d)	June 30, 2006 (unaudited)

		Value
	Shares	(000)
Russia (cont’d)
Metals & Mining
MMC Norilsk Nickel ADR	18,140	$2,358
Polyus Gold Co. ADR	(a)(f)20,200	911
		3,269
Oil, Gas & Consumable Fuels
LUKOIL ADR	168,796	14,044
Novatek OAO GDR	125,331	5,515
OAO Gazprom	84,000	3,532
OAO Gazprom (Registered) ADR	139,000	5,845
Surgutneftegaz ADR	66,117	4,864
		33,800
Paper & Forest Products
Alliance Cellulose Ltd., ‘B’	(a)(b)(f)156,075	@—
		58,629
South Africa (11.5%)
Commercial Banks
ABSA Group Ltd.	153,270	2,144
Construction & Engineering
Aveng Ltd.	685,400	2,050
Group Five Ltd.	348,800	1,399
		3,449
Construction Materials
Pretoria Portland Cement Co., Ltd.	48,900	2,506
Diversified Financial Services
African Bank Investments Ltd.	785,600	3,067
Electronic Equipment & Instruments
Reunert Ltd.	263,410	2,388
Food & Staples Retailing
Shoprite Holdings Ltd.	803,100	2,845
Food Products
Illovo Sugar Ltd.	758,200	2,083
Tiger Brands Ltd.	155,970	3,122
		5,205
Industrial Conglomerates
Murray & Roberts Holdings Ltd.	460,080	1,630
Media
Naspers Ltd., ‘N’	323,960	5,506
Metals & Mining
Gold Fields Ltd.	133,400	3,014
Gold Fields Ltd. ADR	214,893	4,921
Harmony Gold Mining Co., Ltd.	(a)137,329	2,186
Impala Platinum Holdings Ltd.	24,995	4,601
		14,722
Oil, Gas & Consumable Fuels
Sasol Ltd.	145,750	5,590
Pharmaceuticals
Aspen Pharmacare Holdings Ltd.	(a)792,420	4,034
		53,086
South Korea (12.2%)
Auto Components
Hyundai Mobis	2,051	174
Automobiles
Hyundai Motor Co. (2nd Preference)	31,610	1,583
Beverages
Hite Brewery Co., Ltd.	16,074	1,608
Commercial Banks
Kookmin Bank	54,820	4,507
Pusan Bank	19,990	255
Shinhan Financial Group Co., Ltd.	114,730	5,381
		10,143
Construction & Engineering
Doosan Heavy Industries & Construction Co., Ltd.	36,950	1,340
GS Engineering & Construction Corp.	37,360	2,418
		3,758
Electronic Equipment & Instruments
LG.Philips LCD Co., Ltd.	(a)43,060	1,602
Household Durables
Woongjin Coway Co., Ltd.	72,730	1,594
Industrial Conglomerates
Orion Corp.	10,754	2,924
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	16,595	2,230
Internet Software & Services
NHN Corp.	(a)7,860	2,734
Machinery
Doosan Infracore Co., Ltd.	49,380	817
Hanjin Heavy Industries & Construction Co., Ltd.	51,580	1,381
Hyundai Heavy Industries Co., Ltd.	7,529	845
Hyundai Mipo Dockyard Co.	5,490	550
		3,593
Media
Cheil Communications, Inc.	2,317	463
Metals & Mining
Korea Zinc Co., Ltd.	24,600	1,929

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments (cont’d)	June 30, 2006 (unaudited)

		Value
	Shares	(000)
South Korea (cont’d)
Multiline Retail
Lotte Shopping Co., Ltd.	5,628	$2,189
Oil, Gas & Consumable Fuels
S-Oil Corp.	17,794	1,258
SK Corp.	41,880	2,693
		3,951
Personal Products
Amorepacific Corp.	(a)1,575	680
Pacific Corp.	726	119
		799
Pharmaceuticals
Hanmi Pharm Co., Ltd.	6,573	658
Semiconductors & Semiconductor Equipment
Hynix Semiconductor, Inc.	(a)21,100	684
Hynix Semiconductor, Inc., (Registered) GDR	(a)3,200	104
Samsung Electronics Co., Ltd.	9,161	5,822
Samsung Electronics Co., Ltd. (Preference)	6,215	3,033
		9,643
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	42,610	1,487
Tobacco
KT&G Corp.	11,850	692
Wireless Telecommunication Services
SK Telecom Co., Ltd.	12,710	2,733
		56,487
Taiwan (8.6%)
Airlines
Eva Airways Corp.	294	@—
Commercial Banks
Chang Hwa Commercial Bank	3,286,000	2,329
Chinatrust Financial Holding Co.	809,000	671
Taishin Financial Holdings Co., Ltd.	1,386,139	850
		3,850
Computers & Peripherals
Catcher Technology Co., Ltd.	150,000	1,589
High Tech Computer Corp.	104,000	2,859
Wistron Corp.	(a)1,041,000	1,222
		5,670
Electrical Equipment
Silitech Technology Corp.	1,000	5
Electronic Equipment & Instruments
Delta Electronics, Inc.	1,850,602	5,258
Delta Electronics, Inc. GDR	59,410	844
Everlight Electronics Co., Ltd.	527,000	1,343
Hon Hai Precision Industry Co., Ltd.	644,821	3,983
Tripod Technology Corp.	399,000	1,356
Unimicron Technology Corp.	874,000	1,139
		13,923
Household Durables
Tsann Kuen Enterprise Co., Ltd.	643,347	816
Insurance
Cathay Financial Holding Co., Ltd.	918,000	2,008
Shin Kong Financial Holding Co., Ltd.	3,116,895	3,427
		5,435
Leisure Equipment & Products
Largan Precision Co., Ltd.	110,798	2,371
Semiconductors & Semiconductor Equipment
Epistar Corp.	445,000	1,388
MediaTek, Inc.	373,000	3,456
Novatek Microelectronics Corp., Ltd.	231,000	1,120
		5,964
Wireless Telecommunication Services
Far EasTone Telecommunications Co., Ltd.	704,000	787
Taiwan Mobile Co., Ltd.	958,000	953
		1,740
		39,774
Thailand (1.4%)
Commercial Banks
Bangkok Bank PCL (Foreign)	356,700	992
Kasikornbank PCL (Foreign)	445,100	712
Siam Commercial Bank PCL (Foreign)	(b)238,600	360
		2,064
Construction & Engineering
CH. Karnchang PCL (Foreign)	(b)1,278,000	263
Italian-Thai Development PCL (Foreign)	(b)1,255,400	166
		429
Food & Staples Retailing
CP Seven Eleven PCL (Foreign)	(b)4,864,200	919
Siam Makro PCL (Foreign)	(b)100,700	164
		1,083
Household Durables
Asian Property Development PCL (Foreign)	(b)2,287,600	166

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments (cont’d)	June 30, 2006 (unaudited)

Value
Shares	(000)
Thailand (cont’d)
Household Durables (cont’d)
Lalin Property PCL (Foreign)	(b)1,145,300	$141
Land & Houses PCL (Foreign)	1,267,700	249
556
Oil, Gas & Consumable Fuels
PTT Exploration & Production PCL (Foreign)	(b)205,100	570
PTT PCL (Foreign)	(b)179,400	1,064
Thai Oil PCL (Foreign)	(b)112,500	187
1,821
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	157,000	371
Total Access Communication PCL	(a)50,000	180
551
6,504
Turkey (2.6%)
Commercial Banks
Turkiye Garanti Bankasi AS	997,611	2,484
Turkiye Is Bankasi	177,900	877
Turkiye Vakiflar Bankasi Tao AS	221,200	867
Yapi ve Kredi Bankasi AS	(a)591,686	893
5,121
Construction Materials
Akcansa Cimento AS	392,928	1,552
Food & Staples Retailing
BIM Birlesik Magazalar AS	69,330	2,026
Media
Dogan Yayin Holding AS	(a)747,843	2,552
Hurriyet Gazetecilik ve Matbaacilik AS	325,092	665
3,217
11,916
TOTAL COMMON STOCKS
(Cost $330,237)	450,048
INVESTMENT COMPANIES (1.2%)
India (0.7%)
Morgan Stanley Growth Fund	(a)(c)4,567,400	3,393
Poland (0.5%)
Narodowy Fundusz Inwestycyjny Empik Media & Fashion SA	(a)762,586	2,160
TOTAL INVESTMENT COMPANIES
(Cost $2,278)	5,553

Face
Amount	Value
(000)
DEBT INSTRUMENTS (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd. 15.00%, (expired maturity) (Cost $408)	INR	(a)(b)(f)581	@—
SHORT-TERM INVESTMENT (1.5%)
United States (1.5%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $7,077 (Cost $7,074)	$	(e)7,074	7,074
TOTAL INVESTMENTS (100.1%)
(Cost $339,997)	462,675
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)	(563)
NET ASSETS (100%)	$462,112

(a)	Non-income producing.
(b)	Security was valued at fair value — At June 30, 2006, the Fund held 4,680,000 of fair valued securities, representing 1.0% of net assets.
(c)

The Morgan Stanley Growth Fund, acquired at a cost of $869,540 is advised by an affiliate of the Adviser. During the six months ended June 30, 2006, the Fund had no purchases and sold 127,000 shares of this security for a gain of $70,765. The Fund derived no income from this security during the six months ended June 30, 2006.

(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(f)	Security has been deemed illiquid — At June 30, 2006.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments (cont’d)	June 30, 2006 (unaudited)

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	1,671	$772	7/5/06	USD	756	$756	$(16)
BRL	108	50	7/5/06	USD	50	50	@—
EUR	106	136	7/5/06	USD	133	133	(3)
EUR	336	429	7/5/06	USD	426	426	(3)
HKD	10,323	1,329	7/3/06	USD	1,329	1,329	@—
HKD	182	23	7/5/06	USD	23	23	@—
HUF	21,426	97	7/3/06	USD	96	96	(1)
HUF	104,807	474	7/6/06	USD	461	461	(13)
MAD	1,826	211	7/5/06	USD	207	207	(4)
PLN	1,344	423	7/5/06	USD	411	411	(12)
PLN	95	30	7/5/06	USD	30	30	@—
THB	1,202	32	7/3/06	USD	31	31	(1)
THB	12,628	331	7/5/06	USD	330	330	(1)
TRY	410	260	7/3/06	USD	256	256	(4)
TRY	46	29	7/5/06	USD	29	29	@—
USD	331	331	7/3/06	CZK	7,484	336	5
USD	721	721	7/7/06	CZK	16,061	721	@—
USD	682	682	7/3/06	CZK	15,498	695	13
USD	43	43	7/3/06	CZK	972	44	1
USD	484	484	7/3/06	INR	22,313	485	1
USD	383	383	7/3/06	INR	17,631	383	@—
USD	381	381	7/3/06	PLN	1,234	388	7
USD	2,078	2,078	8/14/06	ZAR	13,826	1,923	(155)
USD	119	119	7/3/06	ZAR	870	121	2
ZAR	80,455	11,190	8/14/06	USD	11,908	11,908	718
ZAR	28,705	3,992	8/14/06	USD	4,692	4,692	700
ZAR	2,210	308	7/3/06	USD	300	300	(8)
ZAR	6,540	912	7/5/06	USD	902	902	(10)
ZAR	11,677	1,628	7/6/06	USD	1,603	1,603	(25)
ZAR	683	95	7/7/06	USD	95	95	@—
		$27,973				$29,164	$1,191

BRL	— Brazilian Real
CZK	— Czech Republic Krona
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
MAD	— Moroccan Dirham
PLN	— Polish New Zloty
THB	— Thai Baht
TRY	— New Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Graphic Presentation of Portfolio Holdings

The following graph depicts the Fund’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Financial Statements

Statement of Assets and Liabilities

June 30, 2006
(unaudited)
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $339,127)	$459,282
Receivable for Investments Sold	19,712
Investment in Security of Affiliated Issuer, at Value (Cost $870)	3,393
Foreign Currency, at Value (Cost $2,427)	2,414
Unrealized Appreciation on Foreign Currency Exchange Contracts	1,447
Dividends Receivable	1,034
Tax Reclaims Receivable	338
Interest Receivable	1
Other Assets	15
Total Assets	487,636
Liabilities:
Payable For:
Dividends Declared	18,569
Investments Purchased	5,899
Investment Advisory Fees	468
Custodian Fees	194
Bank Overdraft	19
Administration Fees	11
Directors’ Fees and Expenses	8
Unrealized Depreciation on Foreign Currency Exchange Contracts	256
Other Liabilities	100
Total Liabilities	25,524
Net Assets
Applicable to 17,872,440, Issued and Outstanding $0.01 Par Value Shares (100,000,000 Shares Authorized)	$462,112
Net Asset Value Per Share	$25.86
Net Assets Consist of:
Common Stock	$179
Paid-in Capital	283,116
Undistributed (Distributions in Excess of) Net Investment Income	(823)
Accumulated Net Realized Gain (Loss)	54,262
Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Exchange Contracts and Translations	125,378
Net Assets	$462,112

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Financial Statements

Statement of Operations

Six Months Ended
June 30, 2006
(unaudited)
(000)
Investment Income
Dividends (Net of $311 of Foreign Taxes Withheld)	$5,441
Interest	169
Total Investment Income	5,610
Expenses
Investment Advisory Fees (Note B)	3,086
Custodian Fees (Note D)	394
Administration Fees (Note C)	198
Professional Fees	61
Stockholder Servicing Agent Fees	9
Directors’ Fees and Expenses	6
Stockholder Reporting Expenses	6
Other Expenses	45
Total Expenses	3,805
Waiver of Administration Fees (Note C)	(126)
Expense Offset (Note D)	@—
Net Expenses	3,679
Net Investment Income (Loss)	1,931
Net Realized Gain (Loss) on:
Investments from Unaffiliated Issuers (Net of Country Taxes of $36)	54,874
Investments from Affiliated Issuer	71
Foreign Currency Transactions	(125)
Net Realized Gain (Loss)	54,820
Change in Unrealized Appreciation (Depreciation) on:
Investments	(20,666)
Foreign Currency Translations	1,862
Change in Unrealized Appreciation (Depreciation)	(18,804)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	36,016
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,947

@ Amount is less than $500.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (unaudited) (000)	Year Ended December 31, 2005 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,931	$3,958
Net Realized Gain (Loss)	54,820	72,485
Change in Unrealized Appreciation (Depreciation)	(18,804)	43,059
Net Increase (Decrease) in Net Assets Resulting from Operations	37,947	119,502
Distributions from and/or in Excess of:
Net Investment Income	—	(6,540)
Net Realized Gains	(18,569)	(18,432)
Total Distributions	(18,569)	(24,972)
Capital Share Transactions:
Repurchase of Shares (40,408 Shares in 2005)	—	(730)
Total Increase (Decrease)	19,378	93,800
Net Assets:
Beginning of Period	442,734	348,934
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(823) and $(2,754), respectively)	$462,112	$442,734

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Selected Per Share Data and Ratios	Financial Highlights

	Six Months Ended
	June 30, 2006		Year Ended December 31,
	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$24.77		$19.48	$15.67	$10.08	$10.68	$11.03
Net Investment Income (Loss)	0.11	†	0.22 †	0.19 †	0.14 †	0.03 †	0.03
Net Realized and Unrealized Gain (Loss) on Investments	2.02		6.46	3.70	5.58	(0.65)	(0.43)
Total from Investment Operations	$2.13		6.68	3.89	5.72	(0.62)	(0.40)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)	(0.09)	(0.17)	(0.01)	—
Net Realized Gain	(1.04)		(1.03)	—	—	—	—
Total Distributions	(1.04)		(1.40)	(0.09)	(0.17)	(0.01)	—
Anti-Dilutive Effect of Share Repurchase Program	—		0.01	0.01	0.04	0.03	0.05
Net Asset Value, End of Period	$25.86		$24.77	$19.48	$15.67	$10.08	$10.68
Per Share Market Value, End of Period	$23.00		$21.92	$17.57	$14.71	$8.34	$8.63
TOTAL INVESTMENT RETURN:
Market Value	9.77	%**	31.97%	20.11%	78.24%	(3.28)%	(1.37)%
Net Asset Value (1)	9.22	%**	34.44%	25.07%	57.02%	(5.49)%	(3.17)%
RATIOS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$462,112		$442,734	$348,934	$282,096	$186,568	$201,117
Ratio of Expenses to Average Net Assets(2)	1.49	%*	1.50%	1.53%	1.67%	1.75%	1.85%
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	0.78	%*	1.02%	1.15%	1.17%	0.23%	0.21%
Portfolio Turnover Rate	39	%**	54%	57%	83%	75%	83%
(2)Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived by Administrator:
Ratio of Expenses to Average Net Assets	1.54	%*	1.55%	1.54%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	0.73	%*	0.97%	1.14%	N/A	N/A	N/A

(1)

Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

†	Per share amounts are based on average shares outstanding.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2006 (unaudited)

Notes to Financial Statements

The Morgan Stanley Emerging Markets Fund, Inc. (the “Fund”) was incorporated on August 27, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term capital appreciation through investments primarily in equity securities.

A.    Accounting Policies:   The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation:   Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.     Repurchase Agreements:   The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3.     Foreign Currency Translation:   The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A substantial portion of the Fund’s net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.     Derivatives:   The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund’s investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.     Other:   Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date, (except for certain dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

B.    Investment Advisory Fees:   Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”) provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.25% of the Fund’s average weekly net assets.

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company (the “Sub- Adviser”), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser, subject to the control and supervision of the Fund, its Officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Fund, makes certain day-to-day investment decisions and places certain purchase and sale orders. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C.    Administration Fees:   MS Investment Management also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Administration Agreement, the administration fee is 0.08% of the Fund’s average weekly net assets. MS Investment Management has agreed to limit the administration fee so that it will be no greater than the previous administration fee of 0.02435% of the Fund’s average weekly net assets plus $24,000 per annum. This waiver is voluntary and may be terminated at any time. For the six months ended June 30, 2006, $126,000 of administration fees were waived pursuant to this arrangement. Under a sub-administration agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the agreement, except pricing services and extraordinary expenses, will be covered under the administration fee.

D.    Custodian Fees:   JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E.     Federal Income Taxes:   It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 were as follows:

2005 Distributions Paid From: (000)		2004 Distributions Paid From: (000)

	Long-term		Long-term
Ordinary	Capital	Ordinary	Capital
Income	Gain	Income	Gain
$6,150	$18,822	$1,620	$—

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions and distribution

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

reclasses, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$487	$(487)	$—

At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary Income	Long-term Capital Gain
(000)	(000)
$—	$18,568

At June 30, 2006, the U.S. Federal income tax cost basis of investments was $339,997,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $122,678,000 of which $142,072,000 related to appreciated securities and $19,394,000 related to depreciated securities.

During the years ended December 31, 2005, the Fund utilized capital loss carryforward for U.S. Federal income tax purposes of approximately $34,791,000.

Net capital, currency and passive foreign investment company losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2005, the Fund deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October currency losses of $788,000.

F.     Contractual Obligations:   The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.    Other:   During the six months ended June 30, 2006, the Fund made purchases and sales totaling approximately $190,298,000 and $203,929,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

For the six months ended June 30, 2006, the Fund incurred $1,333 of brokerage commissions with Morgan Stanley & Co., an affiliate of the Adviser.

Additionally, during the six months ended June 30, 2006, the Fund paid $590 in brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund’s shares traded from their net asset value. During the six months ended June 30, 2006, the Fund did not repurchase any of its shares. Since the inception of the program, the Fund has repurchased 4,951,910 of its shares at an average discount of 19.55% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Directors.

On June 20, 2006, the Officers of the Fund, pursuant to authority granted by the Directors declared a distribution of $1.039 per share, derived from long-term capital gains, payable on July 14, 2006, to stockholders of record on June 30, 2006.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

Reporting to Stockholders

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at
1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling 1(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also availableon the Securities and Exchange Commission’s website at www.sec.gov.

Morgan Stanley Emerging Markets Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Fund, Inc.

American Stock Transfer & Trust Company

Dividend Reinvestment and Cash Purchase Plan

59 Maiden Lane

New York, New York 10038

1(800)278-4353

Morgan Stanley Emerging Markets Fund, Inc.

Directors

Michael Nugent

Michael Bozic

Charles A. Fiumefreddo

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Fergus Reid

Officers

Michael Nugent

Chairman of the Board

Ronald E. Robison

President and Principal Executive Officer

J. David Germany

Vice President

Dennis F. Shea

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Stefanie V. Chang Yu

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Carsten Otto

Chief Compliance Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Stockholder Servicing Agent

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

1 (800) 278-4353

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call 1(800)221-6726 or visit our website at www.morganstanley.com/im.

© 2006 Morgan Stanley

IS06-00689I-Y06/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

1

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 10, 2006

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	August 10, 2006